Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000003858 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003858 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000003858 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000003858 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000003858 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000003858 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000003858 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000003858 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000003858 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000003858 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000003858 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000003858 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000003858 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000003860 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003860 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000003860 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000003860 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000003860 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000003860 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000003860 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000003860 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000003860 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000003860 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000003860 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000003860 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000003860 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000054846 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054846 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000054846 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000054846 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000054846 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000054846 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000054846 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000054846 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000054846 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000054846 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000054846 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000054846 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000054846 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000188260 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188260 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000188260 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000188260 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000188260 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000188260 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000188260 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000188260 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000188260 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000188260 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000188260 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000188260 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000188260 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000003862 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003862 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000003862 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000003862 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000003862 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000003862 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000003862 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000003862 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000003862 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000003862 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000003862 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000003862 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000003862 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000003861 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003861 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000003861 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000003861 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000003861 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000003861 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000003861 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000003861 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000003861 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000003861 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000003861 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000003861 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000003861 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000054847 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054847 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000054847 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000054847 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000054847 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000054847 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000054847 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000054847 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000054847 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000054847 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000054847 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000054847 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000054847 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000054848 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054848 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000054848 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000054848 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000054848 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000054848 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000054848 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000054848 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000054848 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000054848 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000054848 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000054848 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000054848 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000158202 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158202 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000158202 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000158202 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000158202 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000158202 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000158202 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000158202 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000158202 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000158202 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000158202 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000158202 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000158202 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000158203 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158203 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000158203 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000158203 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000158203 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000158203 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000158203 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000158203 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000158203 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000158203 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000158203 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000158203 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000158203 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%
C000158204 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158204 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.84%
C000158204 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.41%
C000158204 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000158204 | Energy
Holdings [Line Items]
Percent of Total Investments	5.97%
C000158204 | Financials
Holdings [Line Items]
Percent of Total Investments	16.78%
C000158204 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.31%
C000158204 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.92%
C000158204 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.28%
C000158204 | Materials
Holdings [Line Items]
Percent of Total Investments	5.99%
C000158204 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.57%
C000158204 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.24%
C000158204 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.73%